CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Accounts and notes receivable, allowance for doubtful accounts	$ 9,743	¥ 67,828	¥ 70,970
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	33,684	234,500	50,000
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	43,542	303,128	389,508
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	140,613	978,935	659,320
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	153,508	1,068,692	670,037
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	8,277	57,625	57,754
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	6,899	48,032	13,111
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	23,979	166,935	52,328
Long-term bank borrowings, current portion	4,668	32,500	75,284
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	32,623	227,115	219,695
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	373	2,595	4,173
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	11,419	79,500	112,000
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.	296,002	2,060,708	2,037,836
Non-current portion of finance lease liabilities	128,836	896,927	765,993
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	351	2,443	6,677
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	29,098	202,572	157,720
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	848	5,906	11,619
Amounts due to related parties related parties of the consolidated VIEs without resource to the primary beneficiaries	107,142	745,899	504,478
Current portion of operating lease liabilities	62,888	437,817
Non-current portion of operating lease liabilities	83,183	579,102
Variable Interest Entity, Primary Beneficiary
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	33,371	232,323	50,000
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	30,410	211,710	258,048
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	89,368	622,160	392,619
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	153,508	1,068,692	670,037
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	7,482	52,088	51,026
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,174	8,175	8,519
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	8,184	56,977	51,763
Long-term bank borrowings, current portion	4,668	32,500	75,284
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	31,653	220,363	219,695
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	373	2,595	4,173
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	11,419	79,500	112,000
Non-current portion of finance lease liabilities	78,955	549,669	852,287
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	286	1,991	4,938
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	11,883	82,725	84,568
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	848	5,906	11,619
Amounts due to related parties related parties of the consolidated VIEs without resource to the primary beneficiaries	107,142	745,899	504,478
Current portion of operating lease liabilities	58,953	410,422	0
Non-current portion of operating lease liabilities	$ 76,064	¥ 529,546	¥ 0
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	505,253,850	505,253,850	499,706,628
Ordinary shares, shares outstanding (in shares)	505,253,850	505,253,850	499,706,628
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	174,649,638	174,649,638
Ordinary shares, shares outstanding (in shares)	174,649,638	174,649,638	174,649,638
Class C Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	60,000	0
Ordinary shares, shares issued (in shares)	60,000	60,000	0
Ordinary shares, shares outstanding (in shares)	60,000	60,000	0